Schedules of Investments - IQ U.S. Real Estate Small Cap ETF

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks - 99.7%

Diversified REITs - 15.5%
Alexander & Baldwin, Inc.	36,482	$797,497
American Assets Trust, Inc.	26,627	1,213,126
Empire State Realty Trust, Inc., Class A	96,498	1,308,513
Exantas Capital Corp.	16,232	196,083
Granite Point Mortgage Trust, Inc.(a)	28,862	527,886
Industrial Logistics Properties Trust	34,515	790,048
Kennedy-Wilson Holdings, Inc.	66,092	1,424,944
Monmouth Real Estate Investment Corp.	48,871	714,983
New Senior Investment Group, Inc.	43,881	334,373
Preferred Apartment Communities, Inc., Class A(a)	24,239	285,535
Redwood Trust, Inc.	59,632	1,051,312
Washington Real Estate Investment Trust	42,830	1,303,745

Total Diversified REITs		9,948,045

Hotel REITs - 9.1%
Ashford Hospitality Trust, Inc.	52,461	129,054
Braemar Hotels & Resorts, Inc.	17,011	135,748
Chatham Lodging Trust	24,607	402,325
DiamondRock Hospitality Co.	105,752	1,022,622
Hersha Hospitality Trust(a)	19,913	258,272
MGM Growth Properties LLC, Class A(a)	67,285	2,149,083
Summit Hotel Properties, Inc.(a)	55,238	612,589
Xenia Hotels & Resorts, Inc.	60,305	1,127,100

Total Hotel REITs		5,836,793

Mortgage REITs - 14.0%
AG Mortgage Investment Trust, Inc.	17,296	274,142
Anworth Mortgage Asset Corp.	52,028	186,260
Apollo Commercial Real Estate Finance, Inc.(a)	81,979	1,498,576
Arbor Realty Trust, Inc.(a)	52,400	773,948
ARMOUR Residential REIT, Inc.	30,908	595,288
Capstead Mortgage Corp.	49,824	409,553
Dynex Capital, Inc.	11,970	213,305
Front Yard Residential Corp.	24,902	267,199
Invesco Mortgage Capital, Inc.	76,433	1,336,813
iStar, Inc.(a)	31,403	457,228
KKR Real Estate Finance Trust, Inc.(a)	12,802	269,482
New York Mortgage Trust, Inc.	155,586	987,971
Orchid Island Capital, Inc.	33,733	203,747
PennyMac Mortgage Investment Trust	52,774	1,226,996
Western Asset Mortgage Capital Corp.	27,661	293,483

Total Mortgage REITs		8,993,991

Office REITs - 14.1%
Brandywine Realty Trust	93,289	1,457,174
City Office REIT, Inc.	28,813	389,552
Easterly Government Properties, Inc.	39,591	958,498
Franklin Street Properties Corp.	55,216	419,641
Global Net Lease, Inc.	47,919	993,361
Lexington Realty Trust	129,835	1,437,273
Mack-Cali Realty Corp.	44,075	967,887
Office Properties Income Trust	25,424	865,179
Piedmont Office Realty Trust, Inc., Class A(a)	66,525	1,542,715

Total Office REITs		9,031,280

Residential REITs - 3.0%
Essential Properties Realty Trust, Inc.	42,982	1,186,733
Independence Realty Trust, Inc.	48,415	710,248

Total Residential REITs		1,896,981

Retail REITs - 21.2%
Acadia Realty Trust	46,325	1,149,787
Common Stocks (continued)
Retail REITs (continued)
Agree Realty Corp.	22,118	1,679,420
Brookfield Property REIT, Inc., Class A	33,294	614,607
CBL & Associates Properties, Inc.(a)	90,097	75,681
Cedar Realty Trust, Inc.	45,642	118,669
Four Corners Property Trust, Inc.	36,710	1,111,946
Kite Realty Group Trust	44,714	769,081
Pennsylvania Real Estate Investment Trust(a)	32,251	127,069
Retail Opportunity Investments Corp.	60,669	1,005,285
Retail Properties of America, Inc., Class A	113,936	1,384,322
RPT Realty	41,434	578,004
Seritage Growth Properties, Class A	18,023	661,805
SITE Centers Corp.	81,624	1,037,441
Tanger Factory Outlet Centers, Inc.	48,672	712,071
Taubman Centers, Inc.(a)	31,681	837,012
Urban Edge Properties	61,728	1,135,178
Washington Prime Group, Inc.(a)	99,352	299,050
Whitestone REIT	20,631	270,266

Total Retail REITs		13,566,694

Specialized REITs - 22.8%
American Finance Trust, Inc.	57,105	740,652
CareTrust REIT, Inc.	50,521	1,120,556
CatchMark Timber Trust, Inc., Class A	25,982	266,575
Diversified Healthcare Trust	126,035	972,990
Global Medical REIT, Inc.	20,994	306,513
Innovative Industrial Properties, Inc.(a)	6,085	544,608
LTC Properties, Inc.	20,990	968,898
National Storage Affiliates Trust	31,632	1,080,233
Physicians Realty Trust	100,464	1,943,978
QTS Realty Trust, Inc., Class A(a)	30,761	1,749,686
STAG Industrial, Inc.	71,230	2,296,455
Terreno Realty Corp.	35,166	2,013,605
Uniti Group, Inc.(a)	97,937	619,941

Total Specialized REITs		14,624,690
Total Common Stocks (Cost $64,786,481)		63,898,474

Short-Term Investments — 3.0%

Money Market Funds — 3.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	1,769,799	1,769,799
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	134,767	134,767

Total Short-Term Investments (Cost $1,904,566)		1,904,566

Total Investments — 102.7% (Cost $66,691,047)		65,803,040

Other Assets and Liabilities, Net — (2.7)%		(1,719,682)
Net Assets — 100.0%		$64,083,358

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,932,800; total market value of collateral held by the Fund was $10,347,155. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $8,577,356.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ U.S. Real Estate Small Cap ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)	$63,898,474	$–	$–	$63,898,474
Common Stocks
Short-Term Investments:
Money Market Funds	1,904,566	–	–	1,904,566
Total Investments in Securities	$65,803,040	$–	$–	$65,803,040

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2019	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at January 31, 2020
Common Stocks
Winthrop Realty Trust	$9,896	$–	$(8,358)	$7,776	$–	$(9,314)	$–	$–	$–	$–